As filed with the U.S. Securities and Exchange Commission on June 30, 2016

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 123	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Robin S. Yonis, Esq.

Pacific Life Fund Advisors LLC

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 414 under the Securities Act of 1933, as amended, Pacific Select Fund, a Delaware statutory trust (the “Registrant”), as successor of each series of Pacific Select Fund, a Massachusetts business trust (the “Predecessor Registrant”), is filing this Post-Effective Amendment No. 122 to the Registration Statement of the Predecessor Registrant (the “Amendment”) and expressly adopts the Registration Statement with respect to each series of the Predecessor Registrant as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 120 to the Registration Statement of the Predecessor Registrant. Part C is also filed herewith.

Prospectus

(Included in Registrant’s Form N-1A, File No. 033-13954, Accession No. 0001193125-16-560154 filed on April 28, 2016, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-1A, File No. 033-13954, Accession No. 0001193125-16-560154 filed on April 28, 2016, and incorporated by reference herein.)

PACIFIC SELECT FUND

Part C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Agreement and Declaration of Trust, filed herewith

(b)	By-Laws, filed herewith

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(a)	Amended and Restated Investment Advisory Agreement (previously filed as Exhibit (d)(23)) [16]

(d)(a)(1)	Schedule A to Advisory Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth- Income (previously filed as Exhibit (d)(31)) [18]

(d)(a)(2)	Addendum to Advisory Agreement — Small-Cap Equity (previously filed as Exhibit (d)(38)) [17]

(d)(a)(3)	Schedule A to Advisory Agreement — Large-Cap Growth (previously filed as Exhibit (d)(46)) [19]

(d)(a)(4)	Schedule A to Advisory Agreement — International Small-Cap and Diversified Bond (previously filed as Exhibit (d) (53)) [22]

(d)(a)(5)	Consent to Transfer Advisory Agreement, [24]

(d)(a)(6)	Schedule A to Advisory Agreement — Long/Short Large-Cap [25]

(d)(a)(7)	Schedule A to Advisory Agreement — Mid-Cap Value and American Funds Asset Allocation [31]

(d)(a)(8)	Schedule A to Advisory Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios [31]

(d)(a)(9)	Schedule A to Advisory Agreement — Portfolio Optimization Portfolios and Inflation Protected [36]

(d)(a)(10)	Schedule A to Advisory Agreement — Floating Rate Income and Emerging Markets Debt [36]

(d)(a)(11)	Schedule A to Advisory Agreement — Alt Portfolios [38]

(d)(a)(12)	Schedule A to Advisory Agreement — Value Advantage [40]

(d)(a)(13)	No Longer Applicable

(d)(a)(14)	Schedule A to Advisory Agreement — PD 1-3 Year Corporate Bond [44]

(d)(a)(15)	Schedule A to Advisory Agreement — Absolute Return, Core Income and Equity Long/Short [47]

(d)(a)(16)	Schedule A to Advisory Agreement — Diversified Alternatives [48]

(d)(a)(17)	Schedule A to Advisory Agreement — PSF DFA Balanced Allocation[50]

(d)(a)(18)	Amendment and Novation to Advisory Agreement, filed herewith

(d)(b)	No Longer Applicable

(d)(b)(1)	No Longer Applicable

(d)(b)(2)	No Longer Applicable

(d)(b)(3)	No Longer Applicable

(d)(b)(4)	No Longer Applicable

(d)(b)(5)	No Longer Applicable

(d)(b)(6)	No Longer Applicable

(d)(b)(7)	No Longer Applicable

(d)(b)(8)	Advisory Fee Waiver Agreement — Large-Cap Growth [48]

(d)(b)(8)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Large-Cap Growth, filed herewith

(d)(b)(9)	Advisory Fee Waiver Agreement — Floating Rate Loan [43]

(d)(b)(9)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Floating Rate Loan, filed herewith

(d)(b)(10)	Advisory Fee Waiver Agreement — International Small-Cap [34]

(d)(b)(10)(a)	Amendment to the Advisory Fee Waiver Agreement—International Small-Cap [36]

(d)(b)(10)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — International Small-Cap, filed herewith

(d)(b)(11)	No Longer Applicable

(d)(b)(12)	Advisory Fee Waiver Agreement — Comstock [34]

(d)(b)(12)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Comstock, filed herewith

(d)(b)(13)	Advisory Fee Waiver Agreement — Long/Short Large-Cap [39]

(d)(b)(13)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Long/Short Large-Cap, filed herewith

(d)(b)(14)	Advisory Fee Waiver Agreement — Small-Cap Equity [39]

(d)(b)(14)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Small-Cap Equity, filed herewith

(d)(b)(15)	No Longer Applicable

(d)(b)(16)	No Longer Applicable

(d)(b)(17)	Advisory Fee Waiver Agreement — Mid-Cap Growth [42]

(d)(b)(17)(a)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth [49]

(d)(b)(17)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Mid-Cap Growth, filed herewith

(d)(b)(18)	Advisory Fee Waiver Agreement — Equity Long/Short [47]

(d)(b)(18)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Equity Long/Short, filed herewith

(d)(b)(19)	Advisory Fee Waiver Agreement — Diversified Alternatives [48]

(d)(b)(19)(a)	Amendment to Advisory Fee Waiver Agreement — Diversified Alternatives[50]

(d)(b)(19)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Diversified Alternatives, filed herewith

(d)(c)	No Longer Applicable

(d)(d)	Master Feeder Addendum to the Amended and Restated Advisory Agreement (previously filed as Exhibit (d) (33))[17]

(d)(d)(1)	Master Feeder Addendum to the Amended and Restated Advisory Agreement [29]

(d)(e)	No Longer Applicable

(d)(f)	No Longer Applicable

(d)(g)	Portfolio Management Agreement — Batterymarch Financial Management, Inc. (previously filed as Exhibit (d) (55))[21]

(d)(g)(1)	Consent to Transfer Portfolio Management Agreement — Batterymarch Financial Management, Inc. [24]

(d)(g)(2)	Amendment No. 1 to Sub-Advisory Agreement — Batterymarch [34]

(d)(g)(3)	Amendment No. 1 to Sub-Advisory Agreement — QS Batterymarch Financial Management, Inc. [45]

(d)(g)(4)	Novation Agreement — QS Investors, LLC [49]

(d)(g)(5)	Amendment and Novation to Sub-Advisory Agreement — QS Investors, LLC, filed herewith

(d)(h)	Portfolio Management Agreement — BlackRock Investment Management, LLC (previously filed as Exhibit (d (68)(a))[22]

(d)(h)(1)	No Longer Applicable

(d)(h)(2)	Consent to Transfer Portfolio Management Agreement — BlackRock Investment Management, LLC [24]

(d)(h)(3)	Amendment No. 1 to Portfolio Management Agreement — BlackRock Investment Management, LLC [24]

(d)(h)(4)	Fee Schedule to Portfolio Management Agreement — BlackRock Investment Management, LLC [31]

(d)(h)(5)	Exhibit A to Fee Schedule to Portfolio Management Agreement — BlackRock Investment Management, LLC [33]

(d)(h)(6)	PSF Interim Management Agreement — Large-Cap Growth [39]

(d)(h)(7)	Amendment No. 2 to Portfolio Management Agreement (Large-Cap Growth) [40]

(d)(h)(8)	Amendment No. 3 to Portfolio Management Agreement (Health Sciences) [43]

(d)(h)(9)	Amendment and Novation to Portfolio Management Agreement — BlackRock Investment Management, LLC, filed herewith

(d)(h)(A)	No Longer Applicable

(d)(i)	No Longer Applicable

(d)(j)	Portfolio Management Agreement — Salomon Brothers Asset Management Inc (previously filed as Exhibit (d) (49))[19]

(d)(j)(1)	Notice of and Consent to Transfer Portfolio Management Agreement — From Salomon Brothers Asset Management Inc to ClearBridge Capital Advisors LLC (previously filed as Exhibit (d)(72)) [22]

(d)(j)(2)	Consent to Transfer Portfolio Management Agreement — ClearBridge Capital Advisors LLC [24]

(d)(j)(3)	Amendment No. 2 to the Portfolio Management Agreement — ClearBridge Capital Advisors LLC [24]

(d)(j)(4)	Amendment and Novation to Portfolio Management Agreement — ClearBridge Investments, LLC, filed herewith

(d)(k)	No Longer Applicable

(d)(l)	No Longer Applicable

(d)(m)	No Longer Applicable

(d)(n)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Diversified Bond (previously filed as Exhibit (d)(56)) [22]

(d)(n)(1)	Consent to Transfer Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Diversified Bond [23]

(d)(n)(A)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [25]

(d)(n)(A)(1)	Amendment No. 1 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [26]

(d)(n)(A)(2)	Amendment No. 2 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [31]

(d)(n)(A)(3)	Amendment No. 3 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value [33]

(d)(n)(A)(4)	Amendment No. 4 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value [39]

(d)(n)(A)(5)	Amendment No. 5 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value (Value Advantage) [39]

(d)(n)(A)(6)	Amendment No. 6 to the Portfolio Management Agreement — J.P. Morgan Investment Inc., filed herewith

(d)(o)	Portfolio Management Agreement — Janus Capital Management LLC (previously filed as Exhibit (d)(1)) [8]

(d)(o)(1)	Amendment to Portfolio Management Agreement — Janus Capital Management LLC (previously filed as Exhibit (d)(27)) [16]

(d)(o)(2)	Fee Schedule to Portfolio Management Agreement — Janus Capital Management LLC (previously filed as Exhibit (d)(39)) [18]

(d)(o)(3)	Amendment No. 3 to Portfolio Management Agreement — Janus Capital Management LLC (previously filed as Exhibit (d)(69) [22]

(d)(o)(4)	Consent to Transfer Portfolio Management Agreement — Janus Capital Management LLC [23]

(d)(o)(5)	Amendment to Portfolio Management Agreement — Janus Capital Management LLC [34]

(d)(o)(6)	Amendment and Novation to Portfolio Management Agreement — Janus Capital Management LLC, filed herewith

(d)(p)	No Longer Applicable

(d)(q)	No Longer Applicable

(d)(r)	No Longer Applicable

(d)(s)	Portfolio Management Agreement — Massachusetts Financial Services Company, d/b/a MFS Investment Management (previously filed as Exhibit (d)(11)) [5]

(d)(s)(1)	Amendment No. 3 to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(22)) [21]

(d)(s)(2)	Amendment No. 4 to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(50)) [19]

(d)(s)(3)	Amendment pursuant to Rule 17a-7 to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(64)) [21]

(d)(s)(4)	Amendment to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(65) [21]

(d)(s)(5)	Amendment No. 5 to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(70)) [22]

(d)(s)(6)	Consent to Transfer Portfolio Management Agreement — MFS Investment Management [23]

(d)(s)(7)	Amendment 6 to Portfolio Management Agreement — MFS Investment Management[35]

(d)(s)(8)	Amendment 7 to Portfolio Management Agreement — MFS Investment Management (Growth) [39]

(d)(s)(9)	Amendment and Novation to Portfolio Management Agreement — MFS Investment Management, filed herewith

(d)(t)	No Longer Applicable

(d)(u)	Portfolio Management Agreement — OppenheimerFunds, Inc. (previously filed as Exhibit (d)(15)) [10]

(d)(u)(1)	Amendment to Portfolio Management Agreement — OppenheimerFunds, Inc. (previously filed as Exhibit (d) (29)) [16]

(d)(u)(2)	Consent to Transfer Portfolio Management Agreement — OppenheimerFunds, Inc. [23]

(d)(u)(3)	Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. [42]

(d)(u)(4)	Amendment to the Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. [46]

(d)(u)(5)	Amendment and Novation to Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc., filed herewith

(d)(v)	Portfolio Management Agreement — Pacific Investment Management Company LLC (previously filed as Exhibit (d)(6)) [11]

(d)(v)(1)	Amendment to Portfolio Management Agreement — Pacific Investment Management Company LLC (previously filed as Exhibit (d)(13)) [16]

(d)(v)(2)	Amendment to Portfolio Management Agreement — Pacific Investment Management Company LLC (previously filed as Exhibit (d)(52)) [20]

(d)(v)(3)	Consent to Transfer Portfolio Management Agreement — Pacific Investment Management Company LLC [24]

(d)(v)(4)	Amendment No. 5 to Portfolio Management Agreement — Pacific Investment Management Company LLC [25]

(d)(v)(5)	Amendment No. 6 to Portfolio Management Agreement — Pacific Investment Management Company LLC [41]

(d)(v)(6)	Amendment No. 7 to Portfolio Management Agreement — Pacific Investment Management Company LLC [45]

(d)(v)(7)	Amendment No. 8 to Portfolio Management Agreement — Pacific Investment Management Company LLC [45]

(d)(v)(8)	Amendment No. 9 to Portfolio Management Agreement — Pacific Investment Management Company LLC [46]

(d)(v)(9)	Amendment and Novation to Portfolio Management Agreement — Pacific Investment Management Company LLC, filed herewith

(d)(w)	Amended and Restated Subadvisory Agreement — Morgan Stanley Investment Management Inc. [49]

(d)(w)(1)	Amendment and novation to Amended and Restated Subadvisory Agreement — Morgan Stanley Investment Management Inc., filed herewith

(d)(x)	No Longer Applicable

(d)(y)	No Longer Applicable

(d)(z)	No Longer Applicable

(d)(aa)	Portfolio Management Agreement — Western Asset Management Company (WAMCO) [31]

(d)(aa)(1)	Amendment No. 1 to Portfolio Management Agreement — WAMCO [34]

(d)(aa)(2)	Amendment No. 2 to Portfolio Management Agreement — WAMCO [45]

(d)(aa)(3)	Amendment No. 3 to Portfolio Management Agreement — WAMCO [45]

(d)(aa)(4)	Amendment and Novation to Portfolio Management Agreement — WAMCO, filed herewith

(d)(bb)	No Longer Applicable

(d)(bb)(1)	No Longer Applicable

(d)(cc)	Portfolio Management Agreement — Dimensional Fund Advisors LP [31]

(d)(cc)(1)	Amendment to Portfolio Management Agreement — Dimensional Fund Advisors LP [45]

(d)(cc)(2)	Amendment and Novation to Portfolio Management Agreement — Dimensional Fund Advisors LP, filed herewith

(d)(dd)	Portfolio Management Agreement — SSgA [31]

(d)(dd)(1)	Amendment No. 1 to Portfolio Management Agreement — SSgA [43]

(d)(dd)(2)	Amendment No. 2 to Portfolio Management Agreement — SSGA [47]

(d)(dd)(3)	Amendment and Novation to Portfolio Management Agreement — SSGA, filed herewith

(d)(ee)	Portfolio Management Agreement — UBS Global Asset Management (Americas) Inc. [31]

(d)(ee)(1)	Fee Schedule to Portfolio Management Agreement — UBS Global Asset Management (Americas) Inc. [31]

(d)(ee)(2)	Amendment to Portfolio Management Agreement — UBS Global Asset Management (Americas) Inc. [38]

(d)(ee)(3)	Amendment No. 2 to Portfolio Management Agreement — UBS Global Asset Management (Americas) Inc. [41]

(d)(ee)(4)	Amendment No. 3 to Portfolio Management Agreement — UBS Global Asset Management (Americas) Inc. [42]

(d)(ee)(5)	Amendment No. 4 to Portfolio Management Agreement — UBS Asset Management (Americas) Inc. [49]

(d)(ee)(6)	Amendment and Novation to Portfolio Management Agreement — UBS Asset Management (Americas) Inc., filed herewith

(d)(ff)	Portfolio Management Agreement — Eaton Vance Management [33]

(d)(ff)(1)	Amendment to Portfolio Management Agreement — Eaton Vance Management [38]

(d)(ff)(2)	Novation Agreement — Boston Management and Research (“BMR”), d/b/a Eaton Vance Investment Managers [41]

(d)(ff)(3)	Amendment No. 2 to Sub-Advisory Agreement — BMR [41]

(d)(ff)(4)	Amendment and Novation to Sub-Advisory Agreement — BMR, filed herewith

(d)(gg)	Portfolio Management Agreement — Franklin Advisory Services [33]

(d)(gg)(1)	Amendment and Novation to Portfolio Management Agreement — Franklin Advisory Services, filed herewith

(d)(hh)	Portfolio Management Agreement — T. Rowe Price Associates, Inc. [33]

(d)(hh)(1)	Amendment No. 1 to the Subadvisory Agreement — T. Rowe Price, Inc. [34]

(d)(hh)(2)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe Price, Inc. [45]

(d)(hh)(3)	Amendment and Novation to Subadvisory Agreement — T. Rowe Price, Inc., filed herewith

(d)(ii)	Portfolio Management Agreement — Invesco Advisers, Inc. [33]

(d)(ii)(1)	Amendment No. 1 to Portfolio Management Agreement — Invesco Advisers, Inc. [34]

(d)(ii)(2)	Amendment and Novation to Portfolio Management Agreement — Invesco Advisers, Inc., filed herewith

(d)(jj)	Subadvisory Agreement — Ashmore Investment Management Limited [36]

(d)(jj)(1)	Amendment and Novation to Subadvisory Agreement — Ashmore Investment Management Limited, filed herewith

(d)(kk)	No Longer Applicable

(d)(ll)	Subadvisory Agreement — Scout Investments, Inc. [39]

(d)(ll)(1)	Amendment and Novation to Subadvisory Agreement — Scout Investments, Inc., filed herewith

(d)(mm)	Subadvisory Agreement — Ivy Investment Management Company [42]

(d)(mm)(1)	Amendment No. 1 to Subadvisory Agreement — Ivy Investment Management Company [43]

(d)(mm)(2)	Amendment No. 2 to Subadvisory Agreement — Ivy Investment Management Company, filed herewith

(d)(nn)	Subadvisory Agreement — Principal Global Investors, LLC, d/b/a Macro Currency Group [42]

(d)(nn)(1)	Amendment No. 1 to Subadvisory Agreement — Macro Currency Group [44]

(d)(nn)(2)	Amendment and Novation to Subadvisory Agreement — Macro Currency Group, filed herewith

(d)(oo)	Subadvisory Agreement — Lord, Abbett & Co. LLC [43]

(d)(oo)(1)	Amendment to Subadvisory Agreement — Lord, Abbett & Co. LLC [45]

(d)(oo)(2)	Amendment and Novation to Subadvisory Agreement — Lord, Abbett & Co. LLC, filed herewith

(d)(pp)	Subadvisory Agreement — AllianceBernstein L.P. [44]

(d)(pp)(1)	Amendment and Novation to Subadvisory Agreement — AllianceBernstein L.P., filed herewith

(d)(qq)	Subadvisory Agreement — AQR Capital Management, LLC [46]

(d)(qq)(1)	Amendment and Novation to Subadvisory Agreement — AQR Capital Management, LLC, filed herewith

(d)(rr)	Subadvisory Agreement — BlueBay Asset Management LLP [46]

(d)(rr)(1)	Amendment and Novation to Subadvisory Agreement — BlueBay Asset Management LLP, filed herewith

(d)(ss)	Subadvisory Agreement — Robeco Investment Management, Inc., d/b/a Boston Partners [46]

(d)(ss)(1)	Amendment and Novation to Subadvisory Agreement — Robeco Investment Management, Inc., d/b/a Boston Partners, filed herewith

(e)(1)	Distribution Agreement [24]

(e)(2)	Addendum to Distribution Agreement — I-Net Tollkeeper [3]

(e)(3)	Addendum to Distribution Agreement — Focused 30 and Strategic Value [4]

(e)(4)	Exhibit A to Distribution Agreement — Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip [5]

(e)(5)	Exhibit A to Distribution Agreement — Equity Income and Research [7]

(e)(6)	Exhibit A to Distribution Agreement — Emerging Markets [9]

(e)(7)	Exhibit A to Distribution Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]

(e)(8)	Exhibit A to Distribution Agreement — Telecommunications, Global Growth, and Research [12]

(e)(9)	Exhibit A to Distribution Agreement — Small-Cap Equity [16]

(e)(10)	Exhibit A to Distribution Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]

(e)(11)	Exhibit A to Distribution Agreement — Large-Cap Growth [19]

(e)(12)	Exhibit A to Distribution Agreement — International Small-Cap and Diversified Bond [22]

(e)(13)	Exhibit A to Distribution Agreement — Floating Rate Loan [24]

(e)(14)	Exhibit A to Distribution Agreement — Long/Short Large-Cap [25]

(e)(15)	Exhibit A to Distribution Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios [31]

(e)(16)	Exhibit A to Distribution Agreement — Portfolio Optimization Portfolios and Inflation Protected[35]

(e)(17)	Exhibit A to Distribution Agreement — Floating Rate Income and Emerging Markets Debt [36]

(e)(18)	Exhibit A to Distribution Agreement — Alt Portfolios [38]

(e)(19)	Exhibit A to Distribution Agreement — Value Advantage[40]

(e)(20)	No Longer Applicable

(e)(21)	Exhibit A to Distribution Agreement — PD 1-3 Year Corporate Bond [44]

(e)(22)	Exhibit A to Distribution Agreement — Absolute Return, Core Income and Equity Long/Short[47]

(e)(23)	Amendment to Distribution Agreement [48]

(e)(24)	Exhibit A to Distribution Agreement — PSF DFA Balanced Allocation[50]

(e)(25)	Amendment and Novation to Distribution Agreement, filed herewith

(f)(1)	No Longer Applicable

(f)(2)	No Longer Applicable

(f)(3)	No Longer Applicable

(f)(4)	Trustees Deferred Compensation Plan, filed herewith

(f)(4)(a)	Exhibits to Trustees Deferred Compensation Plan [47]

(g)(1)	Custody and Investment Accounting Agreement [9]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement — Equity Income and Research [8]

(g)(3)	Amendment to Custody and Investment Accounting Agreement [11]

(g)(3)(a)	Third Amendment to Custody and Investment Accounting Agreement[32]

(g)(3)(b)	Fourth Amendment to Custody and Investment Accounting Agreement [34]

(g)(3)(c)	Custody and Investment Accounting Letter Agreement Portfolio Optimization Portfolios and Inflation Protected[35]

(g)(4)	Exhibit A to Custody Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]

(g)(5)	Exhibit A to Custody Agreement — Telecommunications, Global Growth and Research [13]

(g)(6)	Exhibit A to Custody Agreement — Small-Cap Equity [16]

(g)(7)	Exhibit A to Custody Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]

(g)(8)	Exhibit A to Custody Agreement — Large-Cap Growth Portfolio [20]

(g)(9)	Exhibit A to Custody Agreement — International Small-Cap and Diversified Bond [22]

(g)(10)	Exhibit A to Custody Agreement — Floating Rate Loan [24]

(g)(11)	Exhibit A to Custody Agreement — Long/Short Large-Cap [26]

(g)(12)	Exhibit A to Custody Agreement-Mid-Cap Value and American Funds Asset Allocation[32]

(g)(13)	Amendment to Custody and Investment Accounting Agreement (Emerging Markets Debt) [37]

(g)(14)	Amendment to Custody and Investment Accounting Agreement (Alt Portfolios) [38]

(g)(15)	Amendment to Custody and Investment Accounting Agreement (Value Advantage) [40]

(g)(16)	No Longer Applicable

(g)(17)	Amendment to Custody and Investment Accounting Agreement (PD 1-3 Year Corporate Bond) [44]

(g)(18)	Amendment to Custody and Investment Accounting Agreement (Absolute Return, Core Income and Equity Long/Short) [46]

(g)(19)	Amendment to Custody and Investment Accounting Agreement (Diversified Alternatives) [49]

(g)(20)	Amendment and Novation to Custody and Investment Accounting Agreement, filed herewith

(h)(a)	Agency Agreement with Addendums-Growth LT, Equity and Bond and Income (Previously filed as Exhibit (h)(1)) [1]

(h)(a)(1)	Addendum to Agency Agreement — Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT (previously filed as Exhibit (h)(4)) [12]

(h)(a)(2)	Addendum to Agency Agreement — International Large-Cap and Diversified Research (previously filed as Exhibit (h)(5))[2]

(h)(a)(3)	Addendum to Agency Agreement — I-Net Tollkeeper (previously filed as Exhibit (h)(6)) [3]

(h)(a)(4)	Addendum to Agency Agreement — Focused 30 and Strategic Value (previously filed as Exhibit (h)(8)) [4]

(h)(a)(5)	Schedule of Portfolios to Agency Agreement — Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip (previously filed as Exhibit (h)(10)) [5]

(h)(a)(6)	Schedule of Portfolios to Agency Agreement — Equity Income and Research (previously filed as Exhibit (h)(15)) [7]

(h)(a)(7)	Schedule of Portfolios to Agency Agreement — Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond (previously filed as Exhibit (h)(19)) [10]

(h)(a)(8)	Schedule of Portfolios to Agency Agreement — Telecommunications, Global Growth, and Research (previously filed as Exhibit (h)(23)) [13]

(h)(a)(9)	Addendum to Agency Agreement — Emerging Markets and Aggressive Equity (previously filed as Exhibit (h)(25)) [12]

(h)(a)(10)	Addendum to Agency Agreement — I-Net Tollkeeper (previously filed as Exhibit (h)(26)) [12]

(h)(a)(11)	Schedule of Portfolios to Agency Agreement — Small-Cap Equity (previously filed as Exhibit (h)(29)) [16]

(h)(a)(12)	Schedule of Portfolios to Agency Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income (previously filed as Exhibit (h)(33)) [18]

(h)(a)(13)	Schedule of Portfolios to Agency Agreement — Large-Cap Growth (previously filed as Exhibit (h)(42)) [19]

(h)(a)(14)	Schedule of Portfolios to Agency Agreement — International Small-Cap and Diversified Bond (previously filed as Exhibit (h)(44)) [22]

(h)(a)(15)	Schedule of Portfolios to Agency Agreement — Floating Rate Loan [24]

(h)(a)(16)	Schedule of Portfolios to Transfer Agency Agreement — Long/Short Large-Cap [25]

(h)(a)(17)	Amended and Restated Transfer Agency Agreement [26]

(h)(a)(18)	Schedule C to Transfer Agency Agreement — Mid-Cap Value and American Funds Asset Allocation[32]

(h)(a)(19)	Transfer Agency and Service Agreement (P Shares) [36]

(h)(a)(20)	Schedule C to Transfer Agency Agreement — Portfolio Optimization Portfolios and Inflation Protected[35]

(h)(a)(21)	Schedule C to Transfer Agency Agreement — EMD [37]

(h)(a)(22)	Amended Schedule A to Transfer Agency and Service Agreement (Alt Portfolios) [38]

(h)(a)(23)	Schedule C to Transfer Agency Agreement (Alt Portfolios) [39]

(h)(a)(24)	Amended Schedule A to Transfer Agency and Service Agreement (Value Advantage) [40]

(h)(a)(25)	No Longer Applicable

(h)(a)(26)	Amended Schedule A to Transfer Agency and Service Agreement (PD 1-3 Year Corporate Bond) [44]

(h)(a)(27)	Amended Schedule A to Transfer Agency and Service Agreement (Absolute Return, Core Income and Equity Long/Short [46]

(h)(a)(28)	Amended Schedule A to Transfer Agency and Service Agreement (Diversified Alternatives) [49]

(h)(a)(29)	Amendment and Novation to Transfer Agency and Service Agreement, filed herewith

(h)(b)	Participation Agreement (previously filed as Exhibit (h)(2)) [3]

(h)(b)(1)	Addendum to Participation Agreement — I-Net Tollkeeper (previously filed as Exhibit (h)(7)) [3]

(h)(b)(2)	Addendum to Participation Agreement — Focused 30 and Strategic Value (previously filed as Exhibit (h)(9)) [4]

(h)(b)(3)	Addendum to Participation Agreement — Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip (previously filed as Exhibit (h)(11)) [5]

(h)(b)(4)	Addendum to Participation Agreement — Equity Income and Research (previously filed as Exhibit (h)(16)) [7]

(h)(b)(5)	Exhibit B to Participation Agreement — Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond (previously filed as Exhibit (h)(21)) [10]

(h)(b)(6)	Exhibit B to Participation Agreement — Telecommunications, Global Growth, and Research (previously filed as Exhibit (h)(24)) [13]

(h)(b)(7)	Exhibit B to Participation Agreement — Small-Cap Equity (previously filed as Exhibit (h)(28)) [16]

(h)(b)(8)	Exhibit A to Participation Agreement-Addition of Separate Account (previously filed as Exhibit (h)(36)) [16]

(h)(b)(9)	Exhibit B to Participation Agreement — VN Small Cap Value, American Funds Growth and American Funds Growth Income (previously filed as Exhibit (h)(37)) [18]

(h)(b)(10)	Exhibit B to Participation Agreement — Large-Cap Growth (previously filed as Exhibit (h)(41)) [19]

(h)(b)(11)	Exhibit B to Participation Agreement — International Small-Cap and Diversified Bond (previously filed as Exhibit (h)(45)) [22]

(h)(b)(12)	Exhibit B to Participation Agreement — Floating Rate Loan [24]

(h)(b)(13)	Exhibit B to Participation Agreement — Long/Short Large-Cap [25]

(h)(b)(14)	Exhibit B to Participation Agreement — Mid-Cap Value and American Funds Asset Allocation [31]

(h)(b)(15)	Exhibit B to Participation Agreement — EMD [37]

(h)(b)(16)	Exhibit B to Participation Agreement — Alt Portfolios [38]

(h)(b)(17)	Exhibit B to Participation Agreement — Value Advantage [40]

(h)(b)(18)	No Longer Applicable

(h)(b)(19)	Exhibit B to Participation Agreement [44]

(h)(b)(20)	Amendment and Novation to Participation Agreement, filed herewith

(h)(b)(A)	Fund of Funds Participation Agreement [50]

(h)(b)(A)(1)	Amendment and Novation to Fund of Funds Participation Agreement, filed herewith

(h)(c)(A)	No Longer Applicable

(h)(c)(B)	No Longer Applicable

(h)(d)	Expense Limitation Agreement (previously filed as (h)(d)(14)) [24]

(h)(d)(1)	No Longer Applicable

(h)(d)(2)	Amendment to the Expense Limitation Agreement — Long/Short Large-Cap and Mid-Cap Equity [26] (h)(d)(3) Amendment to Expense Limitation Agreement — Mid-Cap Value and American Funds Asset Allocation [31]

(h)(d)(4)	Expense Limitation Agreement for Pacific Dynamix Portfolios and Underlying Portfolios [36]

(h)(d)(4)(a)	Schedule A to Expense Limitation Agreement for Pacific Dynamix Portfolios and Underlying Portfolios [46]

(h)(d)(4)(b)	Amendment and Novation to Expense Limitation Agreement for Pacific Dynamix Portfolios and Underlying Portfolios, filed herewith

(h)(d)(5)	No Longer Applicable

(h)(d)(6)	Schedule A to Expense Limitation Agreement [34]

(h)(d)(7)	Schedule A to Expense Limitation Agreement — Floating Rate Income and Emerging Markets Debt [36]

(h)(d)(8)	Schedule A to Expense Limitation Agreement — Alt Portfolios [38]

(h)(d)(9)	Schedule A to Expense Limitation Agreement — Value Advantage [39]

(h)(d)(10)	No Longer Applicable

(h)(d)(11)	Schedule A to Expense Limitation Agreement — Core Income [47]

(h)(d)(12)	Schedule A to Expense Limitation Agreement — Diversified Alternatives [48]

(h)(d)(13)	Amendment to the Expense Limitation Agreement for Pacific Dynamix Portfolios and Underlying Portfolios[50]

(h)(d)(14)	Amendment to the Expense Limitation Agreement — PSF DFA Balanced Allocation[50]

(h)(d)(15)	Amendment and Novation to the Expense Limitation Agreement, filed herewith

(h)(e)	Administration and Support Services [24]

(h)(e)(1)	Amendment to Administration and Support Services Agreement (Inflation Protected)[35]

(h)(e)(2)	Amended and Restated Administration and Support Services Agreement [40]

(h)(e)(3)	Amendment and Novation to Amended and Restated Administration and Support Services Agreement, filed herewith

(h)(f)	Service Agreement [25]

(h)(f)(1)	Schedule A to Service Agreement — Long/Short Large-Cap [26]

(h)(f)(2)	Schedule A to Service Agreement — Mid-Cap Value and American Funds Asset Allocation[32]

(h)(f)(3)	Service Agreement Letter — Portfolio Optimization Portfolios and Inflation Protected[35]

(h)(f)(4)	Schedule A to Service Agreement (EMD) [37]

(h)(f)(5)	Schedule A to Service Agreement (Alt Portfolios) [38]

(h)(f)(6)	Schedule A to Service Agreement (Value Advantage) [40]

(h)(f)(7)	No Longer Applicable

(h)(f)(8)	Schedule A to Service Agreement (PD 1-3 Year Corporate Bond) [44]

(h)(f)(9)	Schedule A to Service Agreement — Absolute Return, Core Income and Equity Long/Short [46]

(h)(f)(10)	Schedule A to Service Agreement (Diversified Alternatives) [49]

(h)(f)(11)	Amendment and Novation to Service Agreement, filed herewith

(h)(g)	Form of Indemnification Agreement (previously filed as Exhibit (h)(47)) [21]

(h)(g)(1)	No Longer Applicable

(h)(g)(2)	No Longer Applicable

(h)(g)(3)	No Longer Applicable

(h)(g)(4)	Amendment and Novation to Indemnification Agreement — Independent Trustees, filed herewith

(h)(g)(5)	Amendment and Novation to Indemnification Agreement — Interested Trustee, filed herewith

(h)(g)(6)	Indemnification Agreement (PK), filed herewith

(h)(i)	No Longer Applicable

(h)(j)	Securities Borrowing and Services Agreement [36]

(h)(j)(1)	Amendment to Securities Borrowing and Services Agreement [36]

(h)(j)(2)	Third Amendment to Securities and Borrowing Services Agreement [39]

(h)(j)(3)	Second Amendment to Securities and Borrowing Services Agreement [44]

(h)(j)(4)	Amendment and Novation to Securities Borrowing and Services Agreement, filed herewith

(h)(k)	Securities Lending Authorization Agreement [36]

(h)(k)(1)	Amendment to Securities Lending Authorization Agreement [41]

(h)(k)(2)	Exhibit A to Securities Lending Authorization Agreement [41]

(h)(k)(3)	Amendment and Novation to Securities Lending Authorization Agreement, filed herewith

(i)	Opinion and Consent of Counsel, filed herewith

(j)	Consent of Independent Registered Public Accounting Firm[50]

(k)	Not Applicable

(l)	Not Applicable

(m)	Service Plan, filed herewith

(m)(1)	Schedule A to Service Plan, filed herewith

(m)(2)	No Longer Applicable

(m)(3)	No Longer Applicable

(m)(4)	No Longer Applicable

(m)(5)	No Longer Applicable

(m)(6)	No Longer Applicable

(m)(7)	No Longer Applicable

(m)(8)	No Longer Applicable[47]

(m)(9)	No Longer Applicable

(m)(A)	Pacific Select Fund Class D Distribution and Service Plan, filed herewith

(m)(A)(1)	Schedule A to Pacific Select Fund Class D Distribution and Service Plan, filed herewith

(n)	Pacific Select Fund Multi-Class Plan, filed herewith

(n)(1)	Schedule A to Multi-Class Plan, filed herewith

(n)(2)	No Longer Applicable

(n)(3)	No Longer Applicable

(n)(4)	No Longer Applicable

(n)(5)	No Longer Applicable

(n)(6)	No Longer Applicable

(n)(7)	No Longer Applicable

(n)(A)	No Longer Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics — Pacific Select Fund [47]

(p)(2)	Not Applicable

(p)(3)	Not Applicable

(p)(4)	Code of Ethics — Janus Capital Management LLC [47]

(p)(5)	No Longer Applicable

(p)(6)	Code of Ethics — BlackRock Investment Management LLC [45]

(p)(7)	Code of Ethics — Morgan Stanley Investment Management Inc. [45]

(p)(8)	Code of Ethics — Pacific Investment Management Company LLC [48]

(p)(9)	Code of Ethics — ClearBridge Investments, LLC [41]

(p)(10)	Code of Ethics — Pacific Life Fund Advisors LLC [46]

(p)(11)	No Longer Applicable

(p)(12)	Code of Ethics — MFS Investment Management[50]

(p)(13)	Not Applicable

(p)(14)	Code of Ethics — OppenheimerFunds, Inc. [48]

(p)(15)	No Longer Applicable

(p)(16)	No Longer Applicable

(p)(17)	No Longer Applicable

(p)(18)	No Longer Applicable

(p)(19)	No Longer Applicable

(p)(20)	No Longer Applicable

(p)(21)	Code of Ethics — Pacific Select Fund Independent Trustees [44]

(p)(22)	Code of Ethics — QS Batterymarch Financial Management, Inc. [45]

(p)(23)	No Longer Applicable

(p)(24)	Code of Ethics — J.P. Morgan Investment Management Inc. [48]

(p)(25)	No Longer Applicable

(p)(26)	No Longer Applicable

(p)(27)	Code of Ethics — Western Asset Management Company and certain affiliated entities [44]

(p)(28)	Code of Ethics — Dimensional Fund Advisors LP [49]

(p)(29)	Code of Ethics — SSGA[50]

(p)(30)	Code of Ethics — UBS Global Asset Management (Americas) Inc. [41]

(p)(31)	Code of Ethics — Eaton Vance Investment Managers [46]

(p)(32)	Code of Ethics — Franklin Advisory Services, LLC [42]

(p)(33)	Code of Ethics — T. Rowe Price Associates, Inc. [48]

(p)(34)	Code of Ethics — Invesco Advisers, Inc. [47]

(p)(35)	Code of Ethics — Ashmore Investment Management Limited [36]

(p)(36)	No Longer Applicable

(p)(37)	Code of Ethics — Scout Investments, Inc. [48]

(p)(38)	No Longer Applicable

(p)(39)	Code of Ethics — Ivy Investment Management Company [42]

(p)(40)	Code of Ethics — Macro Currency Group[50]

(p)(41)	Code of Ethics — Lord, Abbett & Co. LLC [43]

(p)(42)	Code of Ethics — AllianceBernstein L.P. [48]

(p)(43)	Code of Ethics — Pacific Select Distributors, LLC [47]

(p)(44)	Code of Ethics — AQR Capital Management, LLC[50]

(p)(45)	Code of Ethics — BlueBay Asset Management LLP [45]

(p)(46)	Code of Ethics — Boston Partners [46]

(*)	Power of Attorney dated June 30, 2016, filed herewith.

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.
[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.
[3]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.
[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.
[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.
[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.
[7]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.
[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.
[9]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.
[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.
[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.
[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.
[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.
[14]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.
[15]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.
[16]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.
[17]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.
[18]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.
[19]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.
[20]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-06-000052 filed January 24, 2006 and incorporated by reference herein.
[21]	Included in Registrant’s Form Type N1A/B Accession No. 000892569-06-000595 filed April 27, 2006 and incorporated by reference herein.
[22]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-07-00026 filed January 19, 2007 and incorporated by reference herein.
[23]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-07-000538 filed April 30, 2007 and incorporated by reference herein.
[24]	Included in Registrant’s Form Type N1A/A Accession No. 0000892 569-08-000060 filed January 18, 2008 and incorporated by reference herein.
[25]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-08-000696 filed April 29, 2008 and incorporated by reference herein.
[26]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-08-001356 filed October 1, 2008 and incorporated by reference herein.
[27]	Included in Registrant’s Form Type N1A/B Accession No 0000892569-08-001624 filed December 15, 2008 and incorporated by reference herein.
[28]	Included in Registrant’s Form Type N1A/A Accession No. 00000892569-09-000050 filed February 3, 2009 and incorporated by reference herein.
[29]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-09-000059 filed February 6, 2009 and incorporated by reference herein.
[30]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-09-000405 filed April 16, 2009 and incorporated by reference herein.
[31]	Included in Registrant’s Form Type N1A/A Accession No. 0000950123-10-010412 filed February 9, 2010 and incorporated by reference herein.
[32]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-10-039186 filed April 28, 2010 and incorporated by reference herein.
[33]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0000950123-11-003524 filed January 18, 2011 and incorporated by reference herein.
[34]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-11-040183 filed April 27, 2011 and incorporated by reference herein.
[35]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0000950123-12-000429 filed January 6, 2012 and incorporated by reference herein.
[36]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-12-007190 filed April 27, 2012 and incorporated by reference herein.
[37]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0000950123-12-009710 filed June 29, 2012 and incorporated by reference herein.
[38]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-12-012229 filed September 27, 2012 and incorporated by reference herein.
[39]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0000950123-13-000341 filed January 22, 2013 and incorporated by reference herein.
[40]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-13-002992 filed April 30, 2013 and incorporated by reference herein.
[41]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0000950123-13-005319 filed August 2, 2013 and incorporated by reference herein.
[42]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0000950123-13-007879 filed October 15, 2013 and incorporated by reference herein.
[43]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0001193125-14-013357 filed January 17, 2014 and incorporated by reference herein.
[44]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0001193125-14-163566 filed April 29, 2014 and incorporated by reference herein.
[4][5]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0001193125-15-017393 filed January 22, 2015 and incorporated by reference herein.
[46]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0001193125-15-145766 filed April 24, 2015 and incorporated by reference herein.
[47]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0001193125-15-278391 filed August 5, 2015 and incorporated by reference herein.
[48]	Incorporated in Registrant’s Form Type N1A/B Accession No. 0001193125-15-345544 filed October 16, 2015 and incorporated by reference herein.
[49]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0001193125-16-432793 filed January 20, 2016 and incorporated by reference herein.
[50]	Incorporated in Registrant’s Form Type N1A/A Accession No. 0001193125-16-560154 filed April 28, 2016 and incorporated by reference herein.

Item 29. Persons Controlled by or Under Common Control with the Fund

Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Separate Account, and Pacific Life & Annuity Company (“PL&A”), on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, Pacific COLI Separate Account II, PL&A Separate Account I, (collectively referred to as “Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life and PL&A will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 30. Indemnification

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Article VIII of the Registrant’s Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees, advisory board members and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees, which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust, By-Laws, the general trust law of Delaware, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

Pacific Life Fund Advisors LLC (PLFA) (also d/b/a Pacific Asset Management)	700 Newport Center Drive Newport Beach, CA 92660	801-15057

AllianceBernstein L.P.	1345 Avenue of the Americas New York, NY 10105	801-56720

AQR Capital Management, LLC	Two Greenwich Plaza 4th Floor Greenwich, CT 06830	801-55543

Ashmore Investment Management Limited	61 Aldwych London WC2B 4AE, United Kingdom	801-55109

BlackRock Investment Management, LLC	1 University Square Drive Princeton, NJ 08540	801-56972

BlueBay Asset Management, LLP	77 Grosvenor Street London W1K 3JR, United Kingdom	801-61494

Boston Management and Research d/b/a Eaton Vance Investment Managers	Two International Place Boston, MA 02110	801-15930

ClearBridge Investments, LLC	620 Eighth Avenue New York, NY 10018	801-64710

Dimensional Fund Advisors LP	6300 Bee Cave Road Building One Austin, TX 78746	801-16283

Franklin Advisory Services, LLC	55 Challenger Road Ridgefield Park, NJ 07660	801-15125

Invesco Advisers, Inc.	1555 Peachtree Street, N.E. Atlanta, GA 30309	801-33949

Ivy Investment Management Company	6300 Lamar Avenue Overland Park, KS 66202	801-61515

Janus Capital Management LLC	151 Detroit Street Denver, CO 80206	801-13991

J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167	801-21011

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

Lord, Abbett & Co. LLC	90 Hudson Street New Jersey, NJ 07302	801-6997

Massachusetts Financial Services Company, d/b/a MFS Investment Management	111 Huntington Avenue Boston, MA 02199	801-17352

Morgan Stanley Investment Management Inc.	522 Fifth Avenue New York, NY 10036	801-15757

OppenheimerFunds, Inc.	Two World Financial Center 225 Liberty Street New York, NY 10281	801-8253

Pacific Investment Management Company LLC	650 Newport Center Drive Newport Beach, CA 92660	801-48187

Principal Global Investors, LLC, d/b/a Macro Currency Group	711 High Street Des Moine, IA 50392	801-55959

QS Investors, LLC	880 Third Avenue 7th Floor New York, NY 10022	801-48035

Robeco Investment Management, Inc., d/b/a Boston Partners	909 Third Avenue 32nd Floor New York, NY 10022	801-61786

Scout Investments, Inc.	928 Grand Boulevard Kansas City, MO 64106	801-60188

SSGA Funds Management, Inc.	State Street Financial Center One Lincoln Street Boston, MA 02111	801-60103

T. Rowe Price Associates, Inc.	100 East Pratt Street Baltimore, MD 21202	801-856

UBS Asset Management (Americas) Inc.	1285 Avenue of the Americas New York, NY 10019	801-34910

Western Asset Management Company	385 East Colorado Boulevard Pasadena, CA 91101	801-8162

Item 32. Principal Underwriters

(a)	Pacific Select Distributors, LLC (“PSD”) member, FINRA & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is also the distributor of shares of Pacific Funds Series Trust and is a subsidiary of Pacific Life Insurance Company (“Pacific Life”), an affiliate of Pacific Life Fund Advisors LLC (“PLFA”).

(b)

Name and Principal Business Address(1)	Positions and Offices with Underwriter	Positions and Offices with Registrant

Adrian S. Griggs	Chief Executive Officer	None

Dewey Bushaw	Executive Vice President	None

Richard J. Schindler	Executive Vice President	None

Edward R. Byrd	Senior Vice President and Chief Accounting Officer	None

Thomas Gibbons	Senior Vice President, Treasury, Tax & Enterprise Consulting	None

Christopher van Mierlo	Senior Vice President	None

Kathleen A. Clune	Assistant Vice President and Treasurer	None

Mark S. Campisano	Vice President, Tax	None

Lorene C. Gordon	Vice President	None

Gregory L. Keeling	Vice President and Chief Financial Officer	None

Brian D. Klemens	Vice President and Controller	None

Jane M. Guon	Vice President and Secretary	Vice President and Secretary

John F. O’Donnell	Vice President	None

David K. Rosuk	Vice President and Assistant Secretary	None

Alice P. Terlecky	Vice President & Assistant Secretary	None

Christine A. Tucker	Vice President	None

S. Kendrick Dunn	Assistant Vice President and Chief Compliance Officer	None

Lori K. Lasinski	Assistant Secretary	None

Gail H. McIntosh	Assistant Secretary	None

Julia C. McKinney	Assistant Secretary	None

Patricia A. Sandberg	Assistant Secretary	None

Cheryl L. Tobin	Assistant Secretary	None

Stephen J. Toretto	Assistant Secretary	None

Kevin A. Hendra	Assistant Vice President	None

(1)	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at PLFA at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105. Other documents, as applicable, may be primarily maintained at the individual offices of each sub-adviser at their principal business address as listed above in Item 31.

        With regard to the Registrant’s 17a-7 transactions and pursuant to Rule 17a-7 of the Investment Company Act of 1940, the identity of the counterparty required to be maintained by Registrant will be maintained by PLFA, as noted above, other than portfolios managed by MFS Investment Management, Morgan Stanley Investment Management, Pacific Investment Management Company LLC, Eaton Vance Investment Managers and T. Rowe Price Associates, Inc. For these portfolios, the subadvisers will maintain this information at their offices at their principal business address as listed above in Item 31.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and in the State of California on this 30th day of June, 2016.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 122 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board and Trustee	June 30, 2016

Mary Ann Brown*	Chief Executive Officer	June 30, 2016

Eddie Tung*	Vice President and Treasurer (Principal Financial and Accounting Officer)	June 30, 2016

Gale K. Caruso*	Trustee	June 30, 2016

Lucie H. Moore*	Trustee	June 30, 2016

G. Thomas Willis*	Trustee	June 30, 2016

Frederick L. Blackmon*	Trustee	June 30, 2016

Nooruddin S. Veerjee*	Trustee	June 30, 2016

Paul A. Keller*	Trustee	June 30, 2016

*By:	/s/ Mark Karpe	June 30, 2016
Mark Karpe
as attorney-in-fact pursuant to power of attorney filed herewith.

PACIFIC SELECT FUND

EXHIBIT INDEX

(a)(1)	Agreement and Declaration of Trust

(b)	By-Laws

(d)(a)(18)	Amendment and Novation to Advisory Agreement

(d)(b)(8)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Large-Cap Growth

(d)(b)(9)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Floating Rate Loan

(d)(b)(10)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — International Small-Cap

(d)(b)(12)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Comstock

(d)(b)(13)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Long/Short Large-Cap

(d)(b)(14)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Small-Cap Equity

(d)(b)(17)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Mid-Cap Growth

(d)(b)(18)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Equity Long/Short

(d)(b)(19)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Diversified Alternatives

(d)(g)(5)	Amendment and Novation to Sub-Advisory Agreement — QS Investors, LLC

(d)(h)(9)	Amendment and Novation to Portfolio Management Agreement — BlackRock Investment Management, LLC

(d)(j)(4)	Amendment and Novation to Portfolio Management Agreement — ClearBridge Investments, LLC

(d)(n)(A)(6)	Amendment No. 6 to Portfolio Management Agreement — J.P. Morgan Investment Inc.

(d)(o)(6)	Amendment and Novation to Portfolio Management Agreement — Janus Capital Management LLC

(d)(s)(9)	Amendment and Novation to Portfolio Management Agreement — MFS Investment Management

(d)(u)(5)	Amendment and Novation to Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc.

(d)(v)(9)	Amendment and Novation to Portfolio Management Agreement — Pacific Investment Management Company LLC

(d)(w)(1)	Amendment and novation to Amended and Restated Subadvisory Agreement — Morgan Stanley Investment Management Inc.

(d)(aa)(4)	Amendment and Novation to Portfolio Management Agreement — WAMCO

(d)(cc)(2)	Amendment and Novation to Portfolio Management Agreement — Dimensional Fund Advisors LP

(d)(dd)(3)	Amendment and Novation to Portfolio Management Agreement — SSGA

(d)(ee)(6)	Amendment and Novation to Portfolio Management Agreement — UBS Asset Management (Americas) Inc.

(d)(ff)(4)	Amendment and Novation to Sub-Advisory Agreement — BMR

(d)(gg)(1)	Amendment and Novation to Portfolio Management Agreement — Franklin Advisory Services

(d)(hh)(3)	Amendment and Novation to Subadvisory Agreement — T. Rowe Price, Inc.

(d)(ii)(2)	Amendment and Novation to Portfolio Management Agreement — Invesco Advisers, Inc.

(d)(jj)(1)	Amendment and Novation to Subadvisory Agreement — Ashmore Investment Management Limited

(d)(ll)(1)	Amendment and Novation to Subadvisory Agreement — Scout Investments, Inc.

(d)(mm)(2)	Amendment No. 2 to Subadvisory Agreement — Ivy Investment Management Company

(d)(nn)(2)	Amendment and Novation to Subadvisory Agreement — Macro Currency Group

(d)(oo)(2)	Amendment and Novation to Subadvisory Agreement — Lord, Abbett & Co. LLC

(d)(pp)(1)	Amendment and Novation to Subadvisory Agreement — AllianceBernstein L.P.

(d)(qq)(1)	Amendment and Novation to Subadvisory Agreement — AQR Capital Management, LLC

(d)(rr)(1)	Amendment and Novation to Subadvisory Agreement — BlueBay Asset Management LLP

(d)(ss)(1)	Amendment and Novation to Subadvisory Agreement — Robeco Investment Management, Inc., d/b/a Boston Partners

(e)(25)	Amendment and Novation to Distribution Agreement

(f)(4)	Trustees Deferred Compensation Plan

(g)(20)	Amendment and Novation to Custody and Investment Accounting Agreement

(h)(a)(29)	Amendment and Novation to Transfer Agency and Service Agreement

(h)(b)(20)	Amendment and Novation to Participation Agreement

(h)(b)(A)(1)	Amendment and Novation to Fund of Funds Participation Agreement

(h)(d)(4)(b)	Amendment and Novation to Expense Limitation Agreement for Pacific Dynamix Portfolios and Underlying Portfolios

(h)(d)(15)	Amendment and Novation to the Expense Limitation Agreement

(h)(e)(3)	Amendment and Novation to Amended and Restated Administration and Support Services Agreement

(h)(f)(11)	Amendment and Novation to Service Agreement

(h)(g)(4)	Amendment and Novation to Indemnification Agreement — Independent Trustees

(h)(g)(5)	Amendment and Novation to Indemnification Agreement — Interested Trustee

(h)(g)(6)	Indemnification Agreement (PK)

(h)(j)(4)	Amendment and Novation to Securities Borrowing and Services Agreement

(h)(k)(3)	Amendment and Novation to Securities Lending Authorization Agreement

(i)	Opinion and Consent of Counsel

(m)	Service Plan

(m)(1)	Schedule A to Service Plan

(m)(A)	Pacific Select Fund Class D Distribution and Service Plan

(m)(A)(1)	Schedule A to Pacific Select Fund Class D Distribution and Service Plan

(n)	Pacific Select Fund Multi-Class Plan

(n)(1)	Schedule A to Multi-Class Plan

(*)	Power of Attorney dated June 30, 2016